N-2 - $ / shares	2 Months Ended	3 Months Ended												12 Months Ended
	Mar. 08, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2023
Cover [Abstract]
Entity Central Index Key														0001379785
Amendment Flag														false
Document Type														DEFR14A
Entity Registrant Name														Barings BDC, Inc.
General Description of Registrant [Abstract]
Share Price [Table Text Block]	Trading History
The following table, reflecting the public trading history of our common stock since January 1, 2021, lists the high and low closing sales prices for our common stock, and such closing sales prices as percentages of the net asset values per share for the relevant periods. On March 8, 2024, the record date, the last reported closing sale price of our common stock on the NYSE was $9.69. Net asset value per share in the table below is determined as of the last day in the relevant quarter and therefore may not reflect the net asset value per share on the date of the high and low closing sales prices. The net asset values shown are based on outstanding shares at the end of each period.

	Net Asset Value	Closing Sales Price		Premium (Discount) of High Closing Sales Price to Net Asset Value	Premium (Discount) of Low Closing Sales Price to Net Asset Value
		High	Low
Year ended December 31, 2021
First Quarter .............................................	$11.14	$10.20	$8.83	(8.4)%	(20.7)%
Second Quarter ..........................................	$11.39	$10.77	$10.16	(5.4)%	(10.8)%
Third Quarter .............................................	$11.40	$11.07	$10.36	(2.9)%	(9.1)%
Fourth Quarter	$11.36	$11.47	$10.62	1.0%	(6.5)%
Year ended December 31, 2022
First Quarter ..............................................	$11.86	$11.20	$10.07	(5.6)%	(15.1)%
Second Quarter ..........................................	$11.41	$10.90	$9.24	(4.5)%	(19.0)%
Third Quarter .............................................	$11.28	$10.41	$8.32	(7.7)%	(26.2)%
Fourth Quarter	$11.05	$9.26	$8.06	(16.2)%	(27.1)%
Year ended December 31, 2023
First Quarter ..............................................	$11.17	$8.95	$8.22	(19.9)%	(26.4)%
Second Quarter ..........................................	$11.34	$8.01	$7.19	(29.4)%	(36.6)%
Third Quarter .............................................	$11.25	$9.34	$7.65	(17.0)%	(32.0)%
Fourth Quarter ...........................................	$11.28	$9.39	$8.58	(16.8)%	(23.9)%
Year ending December 31, 2024
First Quarter (through March 8, 2024) ......	*	$9.88	$8.70	*	*
*    Net asset value has not yet been calculated for this period.

Lowest Price or Bid	$ 8.70	$ 8.58	$ 7.65	$ 7.19	$ 8.22	$ 8.06	$ 8.32	$ 9.24	$ 10.07	$ 10.62	$ 10.36	$ 10.16	$ 8.83
Highest Price or Bid	$ 9.88	$ 9.39	$ 9.34	$ 8.01	$ 8.95	$ 9.26	$ 10.41	$ 10.90	$ 11.20	$ 11.47	$ 11.07	$ 10.77	$ 10.20
Highest Price or Bid, Premium (Discount) to NAV [Percent]		(16.80%)	(17.00%)	(29.40%)	(19.90%)	(16.20%)	(7.70%)	(4.50%)	(5.60%)	1.00%	(2.90%)	(5.40%)	(8.40%)
Lowest Price or Bid, Premium (Discount) to NAV [Percent]		(23.90%)	(32.00%)	(36.60%)	(26.40%)	(27.10%)	(26.20%)	(19.00%)	(15.10%)	(6.50%)	(9.10%)	(10.80%)	(20.70%)
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Voting Rights [Text Block]	VOTING SECURITIES
You may vote at the Annual Meeting only if you were a holder of record of the Company's common stock at the close of business on March 8, 2024 or if you hold a valid proxy from a stockholder of record as of such record date.
As of March 8, 2024, there were 106,067,070 shares of the Company's common stock outstanding. Each share of common stock is entitled to one vote on each matter submitted to a vote at the Annual Meeting. Stockholders do not have the right to cumulate votes in the election of directors.